Employee Benefit Plans - Additional Details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's contributions to employee saving plan	$ 101	$ 97	$ 119
Discretionary company's contribition to employee saving plan	17	14	15
Compensation expense	7,719	5,021	4,712
Options
Exercised, shares	143,189	153,556	29,251	130,578	130,577
Expected term simplified method	The 'simplified method' used includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years.
Fair value of stock granted	$ 1.14	$ 2.11	$ 0.84
Service Conditions
Expected volatility	47.06%	42.62%	43.87%
Risk free rate	1.44%	1.28%	0.68%
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	3,697
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	1,019
Years to maturity	4 years 6 months 22 days
Performance Conditions
Expected volatility	58.78%	41.48%
Risk free rate	0.22%	0.13%
Compensation expense	3,753
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	2,212
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 422
Restricted stock
Expected dividend assumption	$ 0.06	$ 0.06	$ 0.06
Fair value of stock granted	$ 3.64	$ 8.63	$ 3.44
Restricted stock unit awards
Expected dividend assumption	$ 0.06	$ 0.06	$ 0.06
Fair value of stock granted	$ 3.64	$ 8.63	$ 3.44